Contingent Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Liabilities [Abstract]
Schedule of contingent liabilities
Capital commitments within one year	53,500,000	22,000,000
	53,500,000	22,000,000

(Figures in USD)	2022	2021
Capital commitments within one year	53,500,000	22,000,000
	53,500,000	22,000,000

Capital commitments within one year	22,000,000	33,125,477
	22,000,000	33,125,477

Capital commitments within one year	33,125,477	79,334,742
	33,125,477	79,334,742

Capital commitments	79,334,742	160,562,646
	79,334,742	160,562,646

Capital commitments	2018	2017
Within one year	144,027,770	Nil
More than 1 year and less than 5 years	16,534,876	Nil
At 31 December	160,562,646	Nil